CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,224,645)		$ (1,143,526)	$ (2,793,858)	$ (2,769,390)	$ (3,526,551)		$ (2,921,250)	$ 618,883
Net (income) loss from discontinued operations								2,079,729	948,771
Net income (loss) from continuing operations				(2,793,858)	$ (2,769,390)	(3,526,551)		(841,521)	1,567,654
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities of continuing operations:
Non-cash interest on convertible promissory notes				40,909		491,210		31,583
Amortization of note discount		$ 13,046
Change in value of derivative liabilities				135,901		40,082
Warrants issued for services				534,498		1,645,611
Depreciation and amortization				31,861	$ 90,913	14,819		63,836	64,011
Changes in operating assets and liabilities:
Accounts receivable				546,405	539,323	(37,292)		(296,855)	290,293
Prepaid expenses and other current assets				231,461	113,161	(281,938)		(40,609)	3,000
Accounts payable				78,605	324,189	(777,831)		532,157	(173,582)
Accrued expenses				(4,372)	228,679	(77,764)		226,284	600,858
Accrued payroll and related				181,294	12,279	(201,025)		82,099	41,921
Deferred revenue				(778,690)	47,223	924,519		(314,343)	388,879
Accrued interest and related				(3,265)	194,509	46,790		218,260	21,550
Advances from officers, net				26,747	160,834	(28,540)		67,761	(79,119)
Net cash provided by (used in) operating activities of continuing operations						(3,413,521)		(271,348)	2,725,465
Net cash provided by (used in) operating activities of discontinued operations								(1,826,422)	(1,868,851)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES				$ (1,772,504)	$ (1,058,280)	(3,413,521)		$ (2,097,770)	$ 856,614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment						(159,746)
Net cash used in investing activities of continuing operations						(159,746)
Net cash used in investing activities of discontinued operations									$ (26,250)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES						(159,746)			(26,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Book overdraft					$ (170,408)
Proceeds from issuance of notes payable				$ 600,000	2,186,354	5,711,110		$ 3,573,650	(23,125)
Payments on notes payable				$ (384,748)	(1,299,934)	(3,519,027)		(1,432,862)	(620,398)
Repurchase of common stock					$ (26,000)	(23,000)		(52,000)	(52,000)
Proceeds from sale of units and stock				$ 1,238,445		1,645,611
Net cash provided by (used in) financing activities of continuing operations						$ 3,814,694		$ 2,088,788	$ (695,523)
Net cash provided by (used in) financing activities of discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES				$ 1,453,697	$ 690,012	$ 3,814,694		$ 2,088,788	$ (695,523)
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATIONS						241,427		1,817,440	2,029,942
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUED OPERATIONS								(1,826,422)	(1,895,101)
NET INCREASE (DECREASE) IN CASH				(318,807)	(368,268)	241,427		(8,982)	134,841
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		$ 367,286		367,286	$ 368,268	125,859	$ 368,268	134,841
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 48,479			48,479		367,286	$ 367,286	125,859	134,841
Supplemental disclosures:
Interest paid in cash				$ 288,169	$ 371,492	1,156,066		$ 354,556	$ 242,856
Income taxes paid in cash
Supplemental disclosures of non-cash investing and financing activities:
Conversion of convertible note and accrued interest into common stock						$ 1,386,450